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C000013049
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,725	$ 9,716	$ 9,834	$ 9,854	$ 9,856	$ 9,829	$ 9,782	$ 9,507	$ 9,536	$ 9,593	$ 9,670		$ 9,687	$ 9,753	$ 9,869	$ 9,837	$ 9,904	$ 9,991	$ 9,988	$ 9,956	$ 9,943	$ 9,980	$ 9,987	$ 9,985	$ 10,013	$ 10,001	$ 10,081	$ 10,101	$ 10,131	$ 10,160	$ 10,129	$ 10,097	$ 10,137	$ 10,197	$ 10,257	$ 10,307	$ 10,365	$ 10,394	$ 10,474	$ 10,502	$ 10,550	$ 10,630	$ 10,596	$ 10,623	$ 10,640	$ 10,661	$ 10,760	$ 10,859	$ 10,395	$ 10,222	$ 10,383	$ 10,555	$ 10,685	$ 10,709	$ 10,723	$ 10,715	$ 10,814	$ 10,893	$ 10,991	$ 10,930	$ 10,962	$ 11,017	$ 11,038	$ 11,069	$ 11,132	$ 11,120	$ 11,055	$ 11,032	$ 11,084	$ 11,083	$ 10,910	$ 10,845	$ 10,650	$ 10,500	$ 10,567	$ 10,506	$ 10,628	$ 10,514	$ 10,336	$ 10,311	$ 10,494	$ 10,515	$ 10,667	$ 10,559	$ 10,669	$ 10,670	$ 10,638	$ 10,685	$ 10,721	$ 10,658	$ 10,573	$ 10,544	$ 10,839	$ 10,967	$ 10,994	$ 11,022	$ 11,050	$ 11,009	$ 11,025	$ 11,133	$ 11,229	$ 11,326	$ 11,412	$ 11,337	$ 11,435	$ 11,395	$ 11,447	$ 11,546	$ 11,446	$ 11,419	$ 11,436	$ 11,525	$ 11,532	$ 11,632	$ 11,783	$ 11,872	$ 11,913	$ 11,942	$ 12,030	$ 12,156	$ 11,930
C000013051
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,046	10,030	10,139	10,154	10,159	10,122	10,054	9,772	9,797	9,851	9,917		9,927	9,991	10,098	10,067	10,132	10,206	10,207	10,165	10,144	10,176	10,177	10,168	10,190	10,171	10,237	10,262	10,286	10,299	10,269	10,228	10,264	10,320	10,376	10,411	10,475	10,487	10,564	10,598	10,630	10,695	10,663	10,684	10,694	10,709	10,805	10,891	10,419	10,242	10,393	10,566	10,683	10,700	10,707	10,703	10,788	10,852	10,957	10,886	10,913	10,951	10,977	11,002	11,049	11,029	10,965	10,934	10,970	10,962	10,786	10,723	10,526	10,365	10,427	10,357	10,476	10,351	10,172	10,138	10,319	10,333	10,471	10,353	10,458	10,463	10,411	10,463	10,481	10,420	10,326	10,288	10,570	10,693	10,712	10,733	10,753	10,716	10,713	10,814	10,903	10,994	11,061	10,977	11,080	11,019	11,064	11,156	11,047	11,023	11,032	11,114	11,112	11,193	11,336	11,417	11,438	11,471	11,538	11,657	11,448
C000091010
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,005,247	1,004,516	1,016,776	1,019,049	1,019,361	1,016,669	1,011,907	983,427	986,567	992,682	1,000,743		1,002,636	1,009,558	1,021,708	1,018,556	1,025,599	1,034,729	1,034,560	1,031,351	1,030,106	1,035,102	1,034,955	1,034,913	1,037,878	1,037,858	1,045,214	1,047,470	1,050,668	1,053,830	1,050,669	1,047,515	1,052,883	1,059,283	1,065,632	1,069,852	1,077,046	1,079,164	1,087,607	1,091,778	1,096,903	1,104,232	1,101,881	1,103,795	1,105,630	1,108,043	1,119,515	1,128,890	1,080,735	1,062,866	1,079,812	1,098,954	1,111,490	1,114,114	1,116,751	1,116,080	1,126,540	1,133,847	1,145,260	1,139,019	1,142,567	1,147,248	1,150,701	1,154,149	1,159,741	1,158,618	1,153,057	1,149,699	1,155,324	1,155,361	1,137,397	1,131,874	1,111,716	1,096,244	1,102,225	1,096,005	1,110,032	1,098,274	1,079,786	1,077,282	1,096,547	1,098,888	1,114,946	1,102,584	1,115,384	1,115,609	1,111,272	1,117,439	1,120,275	1,114,958	1,106,171	1,102,104	1,133,109	1,147,821	1,150,824	1,152,697	1,155,711	1,152,831	1,153,471	1,166,031	1,176,264	1,186,583	1,195,747	1,186,862	1,198,465	1,193,170	1,198,813	1,209,310	1,199,002	1,196,266	1,199,487	1,207,732	1,209,824	1,219,260	1,236,487	1,244,678	1,249,141	1,252,388	1,261,761	1,275,118	1,253,054
C000013052
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,736	9,729	9,838	9,852	9,845	9,810	9,745	9,449	9,501	9,562	9,625		9,647	9,719	9,830	9,793	9,865	9,927	9,881	9,883	9,806	9,859	9,811	9,794	9,797	9,769	9,842	9,864	9,887	9,889	9,852	9,813	9,878	9,952	10,027	10,071	10,135	10,148	10,233	10,276	10,339	10,424	10,362	10,383	10,406	10,429	10,545	10,631	10,304	10,199	10,391	10,509	10,616	10,615	10,624	10,622	10,695	10,768	10,828	10,748	10,764	10,801	10,827	10,841	10,887	10,867	10,827	10,796	10,831	10,832	10,668	10,627	10,453	10,325	10,395	10,356	10,473	10,346	10,200	10,179	10,358	10,382	10,529	10,407	10,534	10,525	10,482	10,531	10,558	10,528	10,418	10,388	10,681	10,802	10,807	10,836	10,854	10,813	10,808	10,910	10,988	11,065	11,132	11,055	11,157	11,104	11,156	11,232	11,140	11,098	11,127	11,205	11,222	11,300	11,446	11,514	11,544	11,562	11,652	11,756	11,562
C000013054
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,049	10,044	10,146	10,152	10,148	10,101	10,033	9,722	9,771	9,831	9,881		9,898	9,969	10,071	10,034	10,094	10,154	10,096	10,090	10,009	10,048	9,999	9,973	9,968	9,941	10,001	10,018	10,046	10,040	9,992	9,954	10,004	10,077	10,149	10,179	10,240	10,245	10,329	10,367	10,428	10,499	10,436	10,451	10,467	10,484	10,589	10,673	10,337	10,229	10,415	10,521	10,627	10,618	10,621	10,610	10,680	10,737	10,794	10,713	10,710	10,754	10,773	10,769	10,821	10,793	10,742	10,713	10,731	10,726	10,557	10,506	10,338	10,196	10,262	10,214	10,329	10,200	10,039	10,021	10,189	10,206	10,340	10,217	10,330	10,312	10,271	10,314	10,335	10,294	10,184	10,157	10,417	10,535	10,544	10,554	10,563	10,525	10,510	10,608	10,668	10,739	10,799	10,724	10,820	10,756	10,789	10,860	10,768	10,717	10,738	10,810	10,819	10,890	11,018	11,079	11,101	11,110	11,181	11,279	11,096
C000081647
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,005,397	1,004,881	1,016,263	1,017,756	1,018,219	1,013,696	1,007,149	977,686	983,182	989,644	996,189		997,625	1,005,188	1,016,757	1,014,139	1,020,689	1,027,238	1,022,620	1,022,970	1,015,106	1,020,660	1,015,869	1,014,237	1,014,626	1,011,864	1,019,526	1,021,989	1,024,515	1,024,872	1,021,090	1,018,305	1,024,036	1,031,875	1,039,752	1,044,499	1,051,252	1,052,693	1,062,699	1,067,297	1,072,965	1,081,841	1,076,617	1,079,028	1,080,403	1,082,955	1,095,168	1,104,189	1,070,312	1,060,638	1,080,822	1,092,013	1,104,381	1,103,353	1,104,474	1,104,370	1,112,104	1,119,770	1,126,232	1,118,056	1,119,822	1,124,964	1,126,640	1,128,297	1,134,301	1,132,421	1,127,172	1,125,233	1,129,012	1,128,194	1,111,274	1,107,136	1,090,266	1,075,851	1,083,326	1,079,432	1,091,706	1,079,828	1,063,525	1,062,621	1,080,315	1,082,941	1,098,358	1,087,013	1,099,170	1,098,369	1,095,198	1,100,452	1,102,280	1,100,410	1,089,071	1,086,117	1,115,632	1,128,439	1,130,324	1,132,284	1,134,253	1,131,386	1,130,926	1,140,553	1,148,818	1,158,289	1,165,427	1,157,568	1,168,343	1,161,664	1,167,256	1,176,626	1,167,141	1,162,937	1,166,115	1,173,154	1,175,108	1,183,433	1,198,806	1,206,148	1,209,421	1,212,722	1,220,998	1,232,026	1,213,088
C000225142
Account Value [Line Items]
Line Graph and Table Measure Name													Advisers Class
Accumulated Value	10,000	10,018	10,015	10,042	10,058	10,043	10,040	10,057	10,040	10,045	10,050	10,066		10,071	10,078	10,095	10,101	10,118	10,125	10,131	10,149	10,135	10,155	10,176	10,194	10,194	10,206	10,228	10,239	10,260	10,262	10,274	10,277	10,291	10,305	10,319	10,332	10,346	10,360	10,375	10,389	10,412	10,425	10,436	10,448	10,457	10,478	10,487	10,496	10,461	10,329	10,331	10,386	10,388	10,421	10,444	10,434	10,468	10,480	10,502	10,514	10,526	10,526	10,526	10,526	10,526	10,526	10,526	10,526	10,536	10,526	10,515	10,505	10,486	10,458	10,476	10,473	10,494	10,466	10,451	10,456	10,506	10,518	10,571	10,561	10,608	10,611	10,626	10,666	10,693	10,722	10,729	10,747	10,821	10,873	10,891	10,920	10,939	10,947	10,977	11,031	11,084	11,140	11,170	11,165	11,206	11,212	11,262	11,301	11,307	11,301	11,352	11,392	11,441	11,468	11,496	11,499	11,525	11,564	11,610	11,646	11,623
C000013046
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,793	9,790	9,816	9,832	9,817	9,814	9,830	9,814	9,819	9,824	9,839		9,844	9,851	9,868	9,874	9,891	9,897	9,903	9,920	9,907	9,927	9,947	9,965	9,964	9,976	9,998	10,008	10,029	10,031	10,043	10,046	10,059	10,073	10,087	10,100	10,113	10,127	10,141	10,155	10,178	10,190	10,201	10,213	10,222	10,242	10,251	10,260	10,226	10,097	10,099	10,153	10,154	10,187	10,209	10,200	10,222	10,244	10,255	10,277	10,277	10,288	10,288	10,288	10,288	10,288	10,288	10,288	10,288	10,288	10,277	10,267	10,246	10,218	10,235	10,233	10,253	10,226	10,209	10,227	10,276	10,287	10,328	10,330	10,364	10,367	10,383	10,421	10,448	10,476	10,483	10,511	10,584	10,624	10,652	10,670	10,688	10,707	10,736	10,789	10,841	10,884	10,925	10,909	10,960	10,966	11,003	11,042	11,059	11,053	11,092	11,131	11,178	11,216	11,233	11,247	11,273	11,299	11,344	11,380	11,363
C000091009
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,001,923	1,001,783	1,004,591	1,006,336	1,006,018	1,004,801	1,006,565	1,005,020	1,005,626	1,007,349	1,007,976		1,008,635	1,009,451	1,011,279	1,012,025	1,013,886	1,014,658	1,016,484	1,018,369	1,016,119	1,018,210	1,021,455	1,022,364	1,022,461	1,024,845	1,026,133	1,028,393	1,029,605	1,030,990	1,031,312	1,032,799	1,034,308	1,034,821	1,037,360	1,038,823	1,040,307	1,040,854	1,043,500	1,045,053	1,047,543	1,047,840	1,049,149	1,051,517	1,052,600	1,053,767	1,055,883	1,056,894	1,052,469	1,040,409	1,039,672	1,046,416	1,046,691	1,049,102	1,051,512	1,051,782	1,054,184	1,055,509	1,057,913	1,059,189	1,060,448	1,061,653	1,061,747	1,061,800	1,061,847	1,061,911	1,061,993	1,062,081	1,062,144	1,062,227	1,061,278	1,060,494	1,057,664	1,056,020	1,057,927	1,057,850	1,058,994	1,057,383	1,055,818	1,056,655	1,061,865	1,064,258	1,068,656	1,068,942	1,072,643	1,073,083	1,074,801	1,078,915	1,081,814	1,084,895	1,085,760	1,088,817	1,095,318	1,100,719	1,102,648	1,105,755	1,107,782	1,109,895	1,111,950	1,117,516	1,123,036	1,128,830	1,132,034	1,131,722	1,135,959	1,136,690	1,141,916	1,146,066	1,146,747	1,147,497	1,151,646	1,155,867	1,160,909	1,163,824	1,166,882	1,167,287	1,171,320	1,174,147	1,178,999	1,182,850	1,180,643
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,074	10,101	10,261	10,268	10,282	10,230	10,123	9,745	9,860	9,925	9,994		10,015	10,088	10,248	10,211	10,294	10,372	10,320	10,345	10,289	10,397	10,275	10,244	10,282	10,245	10,362	10,371	10,396	10,423	10,356	10,292	10,406	10,530	10,610	10,667	10,835	10,876	11,026	11,067	11,156	11,332	11,241	11,261	11,289	11,324	11,527	11,676	11,252	11,111	11,465	11,559	11,754	11,699	11,701	11,666	11,842	11,914	11,990	11,799	11,872	11,972	12,008	12,041	12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,627	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,074	10,101	10,261	10,268	10,282	10,230	10,123	9,745	9,860	9,925	9,994		10,015	10,088	10,248	10,211	10,294	10,372	10,320	10,345	10,289	10,397	10,275	10,244	10,282	10,245	10,362	10,371	10,396	10,423	10,356	10,292	10,406	10,530	10,610	10,667	10,835	10,876	11,026	11,067	11,156	11,332	11,241	11,261	11,289	11,324	11,527	11,676	11,252	11,111	11,465	11,559	11,754	11,699	11,701	11,666	11,842	11,914	11,990	11,799	11,872	11,972	12,008	12,041	12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,627	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,007,353	1,010,078	1,026,147	1,026,773	1,028,159	1,023,027	1,012,295	974,541	985,982	992,482	999,374		1,001,543	1,008,810	1,024,821	1,021,145	1,029,407	1,037,241	1,031,967	1,034,486	1,028,947	1,039,702	1,027,461	1,024,391	1,028,172	1,024,503	1,036,235	1,037,119	1,039,636	1,042,306	1,035,558	1,029,181	1,040,572	1,053,031	1,060,991	1,066,672	1,083,534	1,087,606	1,102,600	1,106,671	1,115,590	1,133,187	1,124,103	1,126,118	1,128,934	1,132,381	1,152,726	1,167,591	1,125,239	1,111,117	1,146,463	1,155,899	1,175,367	1,169,852	1,170,100	1,166,586	1,184,190	1,191,404	1,198,996	1,179,946	1,187,223	1,197,181	1,200,753	1,204,050	1,214,036	1,209,580	1,200,851	1,197,340	1,207,533	1,209,481	1,176,374	1,172,159	1,134,161	1,102,791	1,119,173	1,100,843	1,129,929	1,105,165	1,062,748	1,053,910	1,103,205	1,106,363	1,138,144	1,112,408	1,137,090	1,134,492	1,124,661	1,135,927	1,140,421	1,124,003	1,091,060	1,081,775	1,150,447	1,177,186	1,171,174	1,172,678	1,172,641	1,158,118	1,154,721	1,172,420	1,183,106	1,192,437	1,204,223	1,186,664	1,207,162	1,189,588	1,195,550	1,207,404	1,186,941	1,177,379	1,178,135	1,185,469	1,183,075	1,193,358	1,220,994	1,236,137	1,238,973	1,240,088	1,251,726	1,267,326	1,237,891
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,074	10,101	10,261	10,268	10,282	10,230	10,123	9,745	9,860	9,925	9,994		10,015	10,088	10,248	10,211	10,294	10,372	10,320	10,345	10,289	10,397	10,275	10,244	10,282	10,245	10,362	10,371	10,396	10,423	10,356	10,292	10,406	10,530	10,610	10,667	10,835	10,876	11,026	11,067	11,156	11,332	11,241	11,261	11,289	11,324	11,527	11,676	11,252	11,111	11,465	11,559	11,754	11,699	11,701	11,666	11,842	11,914	11,990	11,799	11,872	11,972	12,008	12,041	12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,627	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,074	10,101	10,261	10,268	10,282	10,230	10,123	9,745	9,860	9,925	9,994		10,015	10,088	10,248	10,211	10,294	10,372	10,320	10,345	10,289	10,397	10,275	10,244	10,282	10,245	10,362	10,371	10,396	10,423	10,356	10,292	10,406	10,530	10,610	10,667	10,835	10,876	11,026	11,067	11,156	11,332	11,241	11,261	11,289	11,324	11,527	11,676	11,252	11,111	11,465	11,559	11,754	11,699	11,701	11,666	11,842	11,914	11,990	11,799	11,872	11,972	12,008	12,041	12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,627	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,007,353	1,010,078	1,026,147	1,026,773	1,028,159	1,023,027	1,012,295	974,541	985,982	992,482	999,374		1,001,543	1,008,810	1,024,821	1,021,145	1,029,407	1,037,241	1,031,967	1,034,486	1,028,947	1,039,702	1,027,461	1,024,391	1,028,172	1,024,503	1,036,235	1,037,119	1,039,636	1,042,306	1,035,558	1,029,181	1,040,572	1,053,031	1,060,991	1,066,672	1,083,534	1,087,606	1,102,600	1,106,671	1,115,590	1,133,187	1,124,103	1,126,118	1,128,934	1,132,381	1,152,726	1,167,591	1,125,239	1,111,117	1,146,463	1,155,899	1,175,367	1,169,852	1,170,100	1,166,586	1,184,190	1,191,404	1,198,996	1,179,946	1,187,223	1,197,181	1,200,753	1,204,050	1,214,036	1,209,580	1,200,851	1,197,340	1,207,533	1,209,481	1,176,374	1,172,159	1,134,161	1,102,791	1,119,173	1,100,843	1,129,929	1,105,165	1,062,748	1,053,910	1,103,205	1,106,363	1,138,144	1,112,408	1,137,090	1,134,492	1,124,661	1,135,927	1,140,421	1,124,003	1,091,060	1,081,775	1,150,447	1,177,186	1,171,174	1,172,678	1,172,641	1,158,118	1,154,721	1,172,420	1,183,106	1,192,437	1,204,223	1,186,664	1,207,162	1,189,588	1,195,550	1,207,404	1,186,941	1,177,379	1,178,135	1,185,469	1,183,075	1,193,358	1,220,994	1,236,137	1,238,973	1,240,088	1,251,726	1,267,326	1,237,891
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,074	10,101	10,261	10,268	10,282	10,230	10,123	9,745	9,860	9,925	9,994		10,015	10,088	10,248	10,211	10,294	10,372	10,320	10,345	10,289	10,397	10,275	10,244	10,282	10,245	10,362	10,371	10,396	10,423	10,356	10,292	10,406	10,530	10,610	10,667	10,835	10,876	11,026	11,067	11,156	11,332	11,241	11,261	11,289	11,324	11,527	11,676	11,252	11,111	11,465	11,559	11,754	11,699	11,701	11,666	11,842	11,914	11,990	11,799	11,872	11,972	12,008	12,041	12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,627	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,074	10,101	10,261	10,268	10,282	10,230	10,123	9,745	9,860	9,925	9,994		10,015	10,088	10,248	10,211	10,294	10,372	10,320	10,345	10,289	10,397	10,275	10,244	10,282	10,245	10,362	10,371	10,396	10,423	10,356	10,292	10,406	10,530	10,610	10,667	10,835	10,876	11,026	11,067	11,156	11,332	11,241	11,261	11,289	11,324	11,527	11,676	11,252	11,111	11,465	11,559	11,754	11,699	11,701	11,666	11,842	11,914	11,990	11,799	11,872	11,972	12,008	12,041	12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,627	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,007,353	1,010,078	1,026,147	1,026,773	1,028,159	1,023,027	1,012,295	974,541	985,982	992,482	999,374		1,001,543	1,008,810	1,024,821	1,021,145	1,029,407	1,037,241	1,031,967	1,034,486	1,028,947	1,039,702	1,027,461	1,024,391	1,028,172	1,024,503	1,036,235	1,037,119	1,039,636	1,042,306	1,035,558	1,029,181	1,040,572	1,053,031	1,060,991	1,066,672	1,083,534	1,087,606	1,102,600	1,106,671	1,115,590	1,133,187	1,124,103	1,126,118	1,128,934	1,132,381	1,152,726	1,167,591	1,125,239	1,111,117	1,146,463	1,155,899	1,175,367	1,169,852	1,170,100	1,166,586	1,184,190	1,191,404	1,198,996	1,179,946	1,187,223	1,197,181	1,200,753	1,204,050	1,214,036	1,209,580	1,200,851	1,197,340	1,207,533	1,209,481	1,176,374	1,172,159	1,134,161	1,102,791	1,119,173	1,100,843	1,129,929	1,105,165	1,062,748	1,053,910	1,103,205	1,106,363	1,138,144	1,112,408	1,137,090	1,134,492	1,124,661	1,135,927	1,140,421	1,124,003	1,091,060	1,081,775	1,150,447	1,177,186	1,171,174	1,172,678	1,172,641	1,158,118	1,154,721	1,172,420	1,183,106	1,192,437	1,204,223	1,186,664	1,207,162	1,189,588	1,195,550	1,207,404	1,186,941	1,177,379	1,178,135	1,185,469	1,183,075	1,193,358	1,220,994	1,236,137	1,238,973	1,240,088	1,251,726	1,267,326	1,237,891
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	10,000	10,046	10,037	10,122	10,146	10,141	10,110	10,064	9,818	9,876	9,953	10,019		10,027	10,086	10,183	10,149	10,213	10,268	10,214	10,218	10,122	10,176	10,135	10,115	10,119	10,090	10,171	10,199	10,235	10,239	10,190	10,171	10,252	10,348	10,434	10,479	10,559	10,568	10,675	10,722	10,798	10,873	10,794	10,834	10,858	10,889	11,016	11,085	10,823	10,802	11,069	11,113	11,233	11,217	11,229	11,206	11,282	11,321	11,360	11,256	11,298	11,345	11,350	11,356	11,421	11,410	11,358	11,328	11,356	11,370	11,130	11,097	10,859	10,691	10,837	10,798	10,985	10,821	10,554	10,532	10,813	10,857	11,059	10,868	11,056	11,015	10,925	10,996	11,031	10,958	10,782	10,766	11,159	11,326	11,291	11,299	11,285	11,197	11,133	11,250	11,354	11,479	11,556	11,437	11,535	11,455	11,531	11,629	11,547	11,486	11,581	11,678	11,751	11,843	11,937	11,968	11,995	12,029	12,143	12,249	12,012
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	10,000	10,046	10,037	10,122	10,146	10,141	10,110	10,064	9,818	9,876	9,953	10,019		10,027	10,086	10,183	10,149	10,213	10,268	10,214	10,218	10,122	10,176	10,135	10,115	10,119	10,090	10,171	10,199	10,235	10,239	10,190	10,171	10,252	10,348	10,434	10,479	10,559	10,568	10,675	10,722	10,798	10,873	10,794	10,834	10,858	10,889	11,016	11,085	10,823	10,802	11,069	11,113	11,233	11,217	11,229	11,206	11,282	11,321	11,360	11,256	11,298	11,345	11,350	11,356	11,421	11,410	11,358	11,328	11,356	11,370	11,130	11,097	10,859	10,691	10,837	10,798	10,985	10,821	10,554	10,532	10,813	10,857	11,059	10,868	11,056	11,015	10,925	10,996	11,031	10,958	10,782	10,766	11,159	11,326	11,291	11,299	11,285	11,197	11,133	11,250	11,354	11,479	11,556	11,437	11,535	11,455	11,531	11,629	11,547	11,486	11,581	11,678	11,751	11,843	11,937	11,968	11,995	12,029	12,143	12,249	12,012
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	1,000,000	1,004,632	1,003,716	1,012,168	1,014,645	1,014,071	1,011,021	1,006,401	981,835	987,588	995,316	1,001,862		1,002,690	1,008,643	1,018,291	1,014,860	1,021,334	1,026,780	1,021,448	1,021,798	1,012,188	1,017,558	1,013,515	1,011,531	1,011,881	1,008,966	1,017,113	1,019,934	1,023,527	1,023,917	1,019,041	1,017,100	1,025,233	1,034,750	1,043,351	1,047,932	1,055,883	1,056,794	1,067,511	1,072,174	1,079,814	1,087,335	1,079,385	1,083,353	1,085,782	1,088,905	1,101,648	1,108,536	1,082,276	1,080,173	1,106,921	1,111,287	1,123,260	1,121,689	1,122,883	1,120,606	1,128,196	1,132,129	1,136,017	1,125,574	1,129,765	1,134,506	1,135,029	1,135,564	1,142,097	1,140,997	1,135,808	1,132,822	1,135,592	1,136,974	1,113,019	1,109,718	1,085,939	1,069,130	1,083,705	1,079,753	1,098,498	1,082,128	1,055,411	1,053,214	1,081,252	1,085,652	1,105,909	1,086,813	1,105,636	1,101,463	1,092,477	1,099,632	1,103,118	1,095,844	1,078,192	1,076,557	1,115,915	1,132,596	1,129,108	1,129,913	1,128,509	1,119,743	1,113,301	1,124,997	1,135,377	1,147,923	1,155,632	1,143,716	1,153,513	1,145,458	1,153,055	1,162,920	1,154,687	1,148,632	1,158,091	1,167,846	1,175,066	1,184,329	1,193,683	1,196,848	1,199,546	1,202,886	1,214,328	1,224,876	1,201,211
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	10,000	10,046	10,037	10,122	10,146	10,141	10,110	10,064	9,818	9,876	9,953	10,019		10,027	10,086	10,183	10,149	10,213	10,268	10,214	10,218	10,122	10,176	10,135	10,115	10,119	10,090	10,171	10,199	10,235	10,239	10,190	10,171	10,252	10,348	10,434	10,479	10,559	10,568	10,675	10,722	10,798	10,873	10,794	10,834	10,858	10,889	11,016	11,085	10,823	10,802	11,069	11,113	11,233	11,217	11,229	11,206	11,282	11,321	11,360	11,256	11,298	11,345	11,350	11,356	11,421	11,410	11,358	11,328	11,356	11,370	11,130	11,097	10,859	10,691	10,837	10,798	10,985	10,821	10,554	10,532	10,813	10,857	11,059	10,868	11,056	11,015	10,925	10,996	11,031	10,958	10,782	10,766	11,159	11,326	11,291	11,299	11,285	11,197	11,133	11,250	11,354	11,479	11,556	11,437	11,535	11,455	11,531	11,629	11,547	11,486	11,581	11,678	11,751	11,843	11,937	11,968	11,995	12,029	12,143	12,249	12,012
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	10,000	10,046	10,037	10,122	10,146	10,141	10,110	10,064	9,818	9,876	9,953	10,019		10,027	10,086	10,183	10,149	10,213	10,268	10,214	10,218	10,122	10,176	10,135	10,115	10,119	10,090	10,171	10,199	10,235	10,239	10,190	10,171	10,252	10,348	10,434	10,479	10,559	10,568	10,675	10,722	10,798	10,873	10,794	10,834	10,858	10,889	11,016	11,085	10,823	10,802	11,069	11,113	11,233	11,217	11,229	11,206	11,282	11,321	11,360	11,256	11,298	11,345	11,350	11,356	11,421	11,410	11,358	11,328	11,356	11,370	11,130	11,097	10,859	10,691	10,837	10,798	10,985	10,821	10,554	10,532	10,813	10,857	11,059	10,868	11,056	11,015	10,925	10,996	11,031	10,958	10,782	10,766	11,159	11,326	11,291	11,299	11,285	11,197	11,133	11,250	11,354	11,479	11,556	11,437	11,535	11,455	11,531	11,629	11,547	11,486	11,581	11,678	11,751	11,843	11,937	11,968	11,995	12,029	12,143	12,249	12,012
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	1,000,000	1,004,632	1,003,716	1,012,168	1,014,645	1,014,071	1,011,021	1,006,401	981,835	987,588	995,316	1,001,862		1,002,690	1,008,643	1,018,291	1,014,860	1,021,334	1,026,780	1,021,448	1,021,798	1,012,188	1,017,558	1,013,515	1,011,531	1,011,881	1,008,966	1,017,113	1,019,934	1,023,527	1,023,917	1,019,041	1,017,100	1,025,233	1,034,750	1,043,351	1,047,932	1,055,883	1,056,794	1,067,511	1,072,174	1,079,814	1,087,335	1,079,385	1,083,353	1,085,782	1,088,905	1,101,648	1,108,536	1,082,276	1,080,173	1,106,921	1,111,287	1,123,260	1,121,689	1,122,883	1,120,606	1,128,196	1,132,129	1,136,017	1,125,574	1,129,765	1,134,506	1,135,029	1,135,564	1,142,097	1,140,997	1,135,808	1,132,822	1,135,592	1,136,974	1,113,019	1,109,718	1,085,939	1,069,130	1,083,705	1,079,753	1,098,498	1,082,128	1,055,411	1,053,214	1,081,252	1,085,652	1,105,909	1,086,813	1,105,636	1,101,463	1,092,477	1,099,632	1,103,118	1,095,844	1,078,192	1,076,557	1,115,915	1,132,596	1,129,108	1,129,913	1,128,509	1,119,743	1,113,301	1,124,997	1,135,377	1,147,923	1,155,632	1,143,716	1,153,513	1,145,458	1,153,055	1,162,920	1,154,687	1,148,632	1,158,091	1,167,846	1,175,066	1,184,329	1,193,683	1,196,848	1,199,546	1,202,886	1,214,328	1,224,876	1,201,211
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1 Year Municipal Bond Index
Accumulated Value	10,000	10,011	10,016	10,034	10,051	10,036	10,015	10,022	9,978	9,998	10,034	10,067		10,067	10,083	10,102	10,093	10,118	10,140	10,128	10,129	10,084	10,090	10,118	10,136	10,128	10,119	10,152	10,188	10,209	10,206	10,186	10,195	10,227	10,265	10,297	10,321	10,349	10,357	10,395	10,427	10,462	10,476	10,454	10,484	10,503	10,518	10,555	10,577	10,524	10,548	10,652	10,652	10,679	10,681	10,689	10,680	10,694	10,703	10,721	10,717	10,725	10,732	10,737	10,736	10,750	10,747	10,736	10,734	10,737	10,736	10,665	10,651	10,563	10,520	10,600	10,603	10,661	10,576	10,485	10,499	10,620	10,614	10,704	10,613	10,727	10,696	10,684	10,735	10,758	10,770	10,725	10,755	10,911	10,974	10,971	10,988	10,987	10,988	11,015	11,077	11,150	11,223	11,258	11,230	11,274	11,272	11,331	11,378	11,390	11,370	11,425	11,484	11,542	11,589	11,598	11,591	11,624	11,662	11,728	11,776	11,736
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1 Year Municipal Bond Index
Accumulated Value	10,000	10,011	10,016	10,034	10,051	10,036	10,015	10,022	9,978	9,998	10,034	10,067		10,067	10,083	10,102	10,093	10,118	10,140	10,128	10,129	10,084	10,090	10,118	10,136	10,128	10,119	10,152	10,188	10,209	10,206	10,186	10,195	10,227	10,265	10,297	10,321	10,349	10,357	10,395	10,427	10,462	10,476	10,454	10,484	10,503	10,518	10,555	10,577	10,524	10,548	10,652	10,652	10,679	10,681	10,689	10,680	10,694	10,703	10,721	10,717	10,725	10,732	10,737	10,736	10,750	10,747	10,736	10,734	10,737	10,736	10,665	10,651	10,563	10,520	10,600	10,603	10,661	10,576	10,485	10,499	10,620	10,614	10,704	10,613	10,727	10,696	10,684	10,735	10,758	10,770	10,725	10,755	10,911	10,974	10,971	10,988	10,987	10,988	11,015	11,077	11,150	11,223	11,258	11,230	11,274	11,272	11,331	11,378	11,390	11,370	11,425	11,484	11,542	11,589	11,598	11,591	11,624	11,662	11,728	11,776	11,736
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1 Year Municipal Bond Index
Accumulated Value	$ 1,000,000	$ 1,001,110	$ 1,001,615	$ 1,003,352	$ 1,005,108	$ 1,003,596	$ 1,001,455	$ 1,002,162	$ 997,808	$ 999,773	$ 1,003,412	$ 1,006,709		$ 1,006,697	$ 1,008,300	$ 1,010,185	$ 1,009,327	$ 1,011,752	$ 1,014,029	$ 1,012,820	$ 1,012,919	$ 1,008,350	$ 1,009,016	$ 1,011,825	$ 1,013,561	$ 1,012,809	$ 1,011,889	$ 1,015,228	$ 1,018,800	$ 1,020,920	$ 1,020,552	$ 1,018,596	$ 1,019,494	$ 1,022,697	$ 1,026,541	$ 1,029,733	$ 1,032,069	$ 1,034,892	$ 1,035,655	$ 1,039,511	$ 1,042,725	$ 1,046,161	$ 1,047,637	$ 1,045,439	$ 1,048,447	$ 1,050,267	$ 1,051,820	$ 1,055,526	$ 1,057,665	$ 1,052,397	$ 1,054,822	$ 1,065,247	$ 1,065,236	$ 1,067,906	$ 1,068,080	$ 1,068,879	$ 1,068,019	$ 1,069,356	$ 1,070,310	$ 1,072,078	$ 1,071,725	$ 1,072,500	$ 1,073,239	$ 1,073,668	$ 1,073,612	$ 1,074,958	$ 1,074,737	$ 1,073,620	$ 1,073,388	$ 1,073,698	$ 1,073,609	$ 1,066,507	$ 1,065,138	$ 1,056,276	$ 1,052,017	$ 1,060,029	$ 1,060,335	$ 1,066,057	$ 1,057,617	$ 1,048,512	$ 1,049,865	$ 1,061,967	$ 1,061,441	$ 1,070,350	$ 1,061,302	$ 1,072,696	$ 1,069,590	$ 1,068,423	$ 1,073,510	$ 1,075,820	$ 1,076,984	$ 1,072,542	$ 1,075,496	$ 1,091,075	$ 1,097,449	$ 1,097,088	$ 1,098,779	$ 1,098,703	$ 1,098,838	$ 1,101,496	$ 1,107,723	$ 1,115,008	$ 1,122,316	$ 1,125,844	$ 1,123,030	$ 1,127,445	$ 1,127,177	$ 1,133,088	$ 1,137,844	$ 1,139,038	$ 1,137,045	$ 1,142,474	$ 1,148,388	$ 1,154,222	$ 1,158,898	$ 1,159,792	$ 1,159,146	$ 1,162,436	$ 1,166,236	$ 1,172,752	$ 1,177,553	$ 1,173,646